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Institutional & K Class Prospectus | Baillie Gifford Health Innovation Equities Fund
Baillie Gifford Health Innovation Equities Fund
Investment Objective
Baillie Gifford Health Innovation Equities Fund seeks capital appreciation.
Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Institutional & K Class Prospectus - Baillie Gifford Health Innovation Equities Fund - USD ($)	Class K	Institutional Class
	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional & K Class Prospectus - Baillie Gifford Health Innovation Equities Fund		Class K	Institutional Class
Management Fees	[1]	0.50%	0.50%
Distribution (12b-1) Fees		none	none
Other Expenses	[2]	2.19%	2.19%
Total Annual Fund Operating Expenses		2.69%	2.69%
Fee Waiver and/or Expense Reimbursement	[3]	(2.04%)	(2.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.65%	0.65%
[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
[2]	Other Expenses for Institutional Class are expected to be higher than those of Class K in the future since Institutional Class is expected to bear sub-accounting expenses.
[3]	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2024 to the extent that such Fund's Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement are expected to exceed 0.65% for Institutional Class in the future due to sub-accounting expenses.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example - Institutional & K Class Prospectus - Baillie Gifford Health Innovation Equities Fund - USD ($)	Class K	Institutional Class
1 Year	$ 66	$ 66
3 Years	641	641
5 Years	1,242	1,242
10 Years	$ 2,871	$ 2,871

Expense Example No Redemption - Institutional & K Class Prospectus - Baillie Gifford Health Innovation Equities Fund - USD ($)	Class K	Institutional Class
1 Year	$ 66	$ 66
3 Years	641	641
5 Years	1,242	1,242
10 Years	$ 2,871	$ 2,871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its investment objective by investing primarily in common stocks and other equity securities of companies that the portfolio managers believe have potential to bring substantial improvements in human health and healthcare systems.

In seeking to identify companies in the healthcare industry and healthcare-related industries that have such potential, the portfolio managers typically focus on companies that they believe are driving innovation across the full value chain of human health, which they categorize into five 'buckets': (i) understanding of diseases, (ii) diagnostic healthcare tools, (iii) treatment for disease, (iv) prevention of diseases, and (v) operational efficiency in the healthcare industry. The portfolio managers employ a bottom-up stock-picking approach that seeks to make long-term investments in well-managed businesses with genuine and sustainable competitive advantages. The Manager's fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the security.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies engaged in or supporting innovation in one or more healthcare or healthcare-related industries. Healthcare and healthcare-related industries include companies that manufacture medical treatments, devices, or diagnostic tools, such as devices and tools that aid the understanding, early identification and prevention of human diseases or companies that provide healthcare supplies or healthcare-related services, and companies in the research, development, production and marketing of pharmaceuticals and biotechnology products, such as products for genetic analysis and engineering and protein-based therapeutics to treat or prevent human diseases. Companies providing healthcare-related services include companies that provide operational support to the healthcare system, such as information technology companies focusing on software for healthcare companies or information technology solutions relevant to the healthcare sector. In identifying candidates for the 80% test described above, the portfolio managers seek to identify companies for which healthcare and healthcare-related activities are expected to be a key driver of the company's growth over the long-term, but generally focus on companies that derive at least 50% of their revenue from healthcare and healthcare-related activities. The Fund may gain exposure to equity securities either directly or indirectly (such as through depositary receipts or participatory notes) and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in IPOs.

The portfolio managers select companies without being constrained by the Fund's primary performance benchmark, the MSCI ACWI Index, or by any healthcare-specific index (such as the Fund's secondary performance benchmark, the MSCI ACWI Health Care Index). Additionally, the geographic selection of countries is not constrained by any of the Fund's benchmarks. The Fund intends to invest globally, including in emerging markets, though the Fund expects that many of the innovative health-related companies in which it seeks to invest will be located in the United States.

The portfolio managers focus on company research and the long-term outlook of companies in human health. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with healthcare industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, innovative technologies, competitive advantage, management, financial strength and valuation.

The intended outcome is a portfolio of between 25 and 50 stocks that the portfolio managers believe have the potential to outperform the Fund's primary performance benchmark over the long term. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. Consistent with this investment outlook, the portfolio managers seek to identify companies with the potential to sustain financial growth over the long term. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The investment process can result in significant exposure to a single company or a small number of companies. The Fund is a non-diversified fund, which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund has adopted a fundamental investment policy to concentrate its investments (defined by regulations as investing at least 25% of its assets) in healthcare and healthcare-related industries. The portfolio management team reserves the flexibility to use the Fund's position as a shareholder to guide companies in the portfolio to resist excessive focus on shorter-term returns over the goal of delivering longer-term outcomes for both investors and society.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Principal Risks
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmarks. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares

Highest Quarterly Return: 6.65% (Q4, 2022) Lowest Quarterly Return: -21.54% (Q1, 2022)
Average Annual Total Returns for Periods Ended December 31, 2022

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative indices and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Average Annual Returns - Institutional & K Class Prospectus - Baillie Gifford Health Innovation Equities Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class		(32.46%)	(32.38%)	Dec. 28, 2021
Class K		(32.46%)	(32.38%)	Dec. 28, 2021
After Taxes on Distributions | Institutional Class		(32.46%)	(32.38%)
After Taxes on Distributions and Sale of Fund Shares | Institutional Class		(19.22%)	(24.66%)
MSCI ACWI Index	[1]	(17.96%)	(17.98%)	Dec. 28, 2021
MSCI ACWI Health Care Index	[1]	(5.71%)	(5.38%)	Dec. 28, 2021
[1]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.